Description of business and significant accounting policies	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Description of business and significant accounting policies
1	Description of business and significant accounting policies

Bonso Electronics International Inc. and its subsidiaries (collectively, the “Company” or “Group”) are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, pet electronics products and other products.  Further, the Group also rents or leases both factory facilities and equipment not being currently used to third parties.

The consolidated financial statements have been prepared in United States dollars and in accordance with generally accepted accounting principles in the United States of America. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.  Significant estimates made by management include valuation of inventories, allowance for trade receivables, stock-based compensation, valuation allowance for deferred tax assets and the impairment of long-lived assets. Actual results could differ from those estimates.

Certain figures for the years ended March 31, 2016 and 2017, have been reclassified to conform to the presentation for the year ended March 31, 2018.  The Company had operating income of approximately $3,302,000, $3,166,000 and $238,000 in the fiscal years ended March 31, 2016, 2017 and 2018, respectively.  As of March 31, 2018, the Company had positive working capital of approximately $7,016,000 and the accompanying consolidated financial statements were prepared on a going concern basis.  Management believes the Company will have sufficient working capital to meet its financing requirements based upon their experience and their assessment of the Company’s projected performance, credit facilities and banking relationships.

The significant accounting policies are as follows:

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Company.

Acquisitions of companies are accounted for using the purchase method of accounting.

(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less.  Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments.  The Company has no cash equivalents as of March 31, 2017 and 2018.

(c)	Inventories

Inventories are stated at the lower of cost, as determined on a first-in, first-out basis, or net realizable value.  Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than net realizable value.  Some of the significant factors the Company considers in estimating the net realizable value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories.

(d)	Trade receivables

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing trade receivables.  Bad debt expense is included in the administrative and general expenses.

The Company recognizes an allowance for doubtful receivables to ensure accounts and other receivables are not overstated due to uncollectibility.  Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience.  An additional allowance for individual accounts is recorded when the Company becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

(e)	Income taxes and deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of Accounting Standards Codification (“ASC”) 740 and Accounting Standards Updates (“ASU”) 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”.  ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets.  Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company complies with ASC 740 “Income Taxes” for uncertainty in income taxes recognized in financial statements.  ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  The Company’s accounting policy is to treat interest and penalties as components of income taxes.  The Company’s income tax returns through the fiscal years ended March 31, 2017 have been assessed by the tax authorities.

(f)	Lease prepayments and intangible assets

Lease prepayments represent the cost of land use rights in the People’s Republic of China (“PRC”). Land use rights held by the Company are included in intangible assets.  The granted useful life of the land use rights is 50 years.  They are stated at cost and amortized on a straight-line basis over a maximum period of 30 years, in accordance with the business licenses of 30 years.

(g)	Property, plant and equipment, net

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 50 years, representing the shorter of the remaining term of the lease or the expected useful life to the Company.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Company. The principal estimated useful lives for depreciation are:

Plant and machinery	- 10 years
Furniture, fixtures and equipment	- 5 to 10 years
Motor vehicles	- 5 years

(iii)	Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.

(iv)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when it is incurred.

(v)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive income.

(h)	Impairment of long-lived assets including intangible assets

Long-lived assets held and used by the Company and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive income.  The Company lost a major customer during 2017, as a result, the Company performed an assessment of the value of the property, plant and equipment and intangible assets in Xinxing, PRC, and no provision for impairment was made by the Company (2017: $nil; 2016: $nil) based on the assessment.

(i)	Capital and operating leases

Costs in respect of operating leases are charged against income on a straight-line basis over the lease term.  Leasing agreements, which transfer to the Company substantially all the benefits and risks of ownership of an asset, are treated as if the asset had been purchased outright.  The assets are included in property, plant and equipment (“capital leases”) and the capital element of the lease commitments is shown as an obligation under capital leases.  The lease rentals are treated as consisting of capital and interest elements.  The capital element is applied to reduce the outstanding obligation and the interest element is charged against profit so as to give a consistent periodic rate of charge on the remaining balance outstanding at the end of each accounting period. Assets held under capital leases are depreciated over the useful lives of the equivalent owned assets or the lease term, whichever is shorter.

(j)	Revenue recognition

No revenue is recognized unless there is persuasive evidence of an arrangement, the price to the buyer is fixed or determinable, delivery has occurred and collectibility of the sales price is reasonably assured. Revenue is recognized when title and risk of loss are transferred to customers, which is generally the point at which products are leaving the ports of Hong Kong, Shenzhen or Nansha (Guangzhou), as designated by our customers.  Shipping costs billed to the Company’s customers are included within revenue. Associated costs are classified as part of cost of sales.

The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which is recognized as cost of sales when these products are shipped to customers from the Company’s facilities.  In addition, certain products sold by the Company are subject to a limited product quality warranty.  The Company accrues for estimated incurred but unidentified quality issues based upon historical activity and known quality issues if a loss is probable and can be reasonably estimated.  During the fiscal year ended March 31, 2018, the Company recorded $nil for such accrual (2017: $nil, 2016: $nil).  The standard limited warranty period is one to three years.  Quality returns, refunds, rebates and discounts are recorded net of sales at the time of sale and estimated based on past history.  All sales are based upon firm orders with fixed terms and conditions, which generally cannot be modified.  Historically, the Company has not experienced material differences between its estimated amounts of quality returns, refunds, rebates and discounts and the actual results. In all contracts, there is no price protection or similar privilege in relation to the sale of goods.

Rental income is recognized according to the rental agreements.  Rental income for non-uniform rent payments is recognized on a straight-line basis throughout the lease term.

(k)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs of approximately $200,000, $158,000 and $152,000 for the years ended March 31, 2016, 2017 and 2018, respectively, are expensed in the financial period in which they are incurred.

(l)	Advertising

Advertising costs are expensed as incurred and are included within selling, general and administrative expenses. Advertising costs were approximately $12,000, $10,000 and $18,000 for the fiscal years ended March 31, 2016, 2017 and 2018, respectively.

(m)	Foreign currency translations

(i)	The Company’s functional currency is the United States dollar. Transactions denominated in non-United States dollar currencies of foreign subsidiaries where the United States dollar is the functional currency are translated into United States dollars at the exchange rates existing at date of transaction. The translation of local currencies into United States dollars at the balance sheet date creates transaction adjustments which are included in net income. Exchange differences are recorded in the statements of operations and comprehensive income.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of stockholders’ equity in accumulated other comprehensive income.

(n)	Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

The Company follows the guidance of ASC 718, “Accounting for Stock Options and Other Stock-Based Compensation”.  ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided.  The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards.  The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

(o)	Fair value of financial instruments

The carrying amounts of financial instruments including cash and cash equivalents, trade receivables, net, other receivables, deposits and prepayments, other current assets, accounts payable and accrued charges and deposits, and other current liabilities approximate fair value due to the relatively short-term maturity of these instruments. The carrying value of long-term debt approximates fair value based on prevailing borrowing rates currently available for loans with similar terms and maturities.

(p)	Treasury stock

The Company periodically retires treasury shares that it acquires through share repurchases and returns those shares to the status of authorized but unissued. The Company accounts for treasury stock transactions under the cost method. For each reacquisition of common stock, the number of shares and the acquisition price for those shares is added to the existing treasury stock count and total value, recognized as a deduction from equity.  When treasury shares are retired, the Company’s policy is to allocate the excess of the repurchase price over the par value of shares acquired to additional paid-in capital, with any remaining amount being charged to retained earnings.

(q)	Recent accounting pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers” ("ASU 2014-09").  The objective of this Update is to remove inconsistencies and weaknesses in revenue requirements, and to simplify the preparation of financial statements by reducing the number of requirements to which an entity must refer.  The new standard supersedes virtually all present U.S. GAAP guidance on revenue recognition and requires the use of more estimates and judgments than the prior standards, as well as additional disclosures.  In August 2015, the FASB issued ASU 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date", deferring the effective date for one year to interim and annual periods beginning after December 15, 2017. Early adoption is also permitted as of the original effective date (interim and annual periods beginning after December 15, 2016) and retrospective application is required.  The Company will adopt ASU 2014-09, and its related clarifying ASUs, as of April 1, 2018. The Company anticipates adopting the standard using the modified retrospective transition approach.  Under this approach, the new standard would apply to all new contracts initiated on or after April 1, 2018. For existing contracts that have remaining obligations as of April 1, 2018, any difference between the recognition criteria in these ASUs and the Company’s current revenue recognition practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings. Our product revenues are generally recognized upon delivery to the customer, which is when the control transfers to the customer. The majority of the Company’s customer contracts, which may be in the form of purchase orders, contracts or purchase agreements, contain performance obligations for delivery of agreed upon products. Delivery of all performance obligations contained within a contract with a customer typically occurs at the same time. The Company has also determined that it will make accounting policy elections to 1) treat shipping and handling activities that occur after the customer obtains control of the goods as fulfillment costs and 2) exclude sales (and similar) taxes from the measurement of the transaction price. We have no open contracts as of March 31, 2018, therefore, there will be no cumulative effect of applying the new standards. We do not expect the adoption of these ASUs to have a material impact on our consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, "Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01"). The amendments in this update supersede the guidance to classify equity securities with readily determinable fair values into different categories (that is trading or available-for-sale) and require equity securities (including other ownership interests, such as partnerships, unincorporated joint ventures and limited liability companies) to be measured at fair value with changes in the fair value recognized through net income. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We do not expect the adoption of ASU 2016-01 to have a material impact on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, "Leases (Subtopic 842)" ("ASU 2016-02"). This Update is to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. For public business entities, this Update is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"), which improves financial reporting by providing timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions and reasonable and supportable forecasts. Forward-looking information will now be used to better inform credit loss estimates. This ASU is effective for interim and annual periods beginning after December 15, 2019 and early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, "Statement of Cash Flows (Topic 230)" ("ASU 2016-15"). This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. For public business entities, this Update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We do not expect the adoption of ASU 2016-15 to have a material impact on our consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, "Income Taxes (Topic 740)" ("ASU 2016-16"). This Update improves the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. For public business entities, this Update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We do not expect the adoption of ASU 2016-16 to have a material impact on our consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, "Statement of Cash Flows (Topic 230)" ("ASU 2016-18").  This Update requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, this Update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We do not expect the adoption of ASU 2016-18 to have a material impact on our consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, "Other Income—Gains and Losses from the De-recognition of Nonfinancial Assets (Subtopic 610-20)" ("ASU 2017-05").  This Update clarifies the Scope of Asset De-recognition Guidance and Accounting for Partial Sales of Nonfinancial Assets, which clarifies the scope of the nonfinancial asset guidance in Subtopic 610-20. This ASU also clarifies that the de-recognition of all businesses and nonprofit activities (except those related to conveyances of oil and gas mineral rights or contracts with customers) should be accounted for in accordance with the de-recognition and deconsolidation guidance in Subtopic 810-10. The amendments in this ASU also provide guidance on the accounting for what often are referred to as partial sales of nonfinancial assets within the scope of Subtopic 610-20 and contributions of nonfinancial assets to a joint venture or other non-controlled investee. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities may apply the guidance earlier but only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. We do not expect the adoption of ASU 2017-05 to have a material impact on our consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, "Compensation—Stock Compensation (Topic 718) Scope of Modification Accounting" ("ASU 2017-09"). The requirement provides guidance on determining which changes to the terms and conditions of share-based payment awards require an entity to apply modification accounting under Topic 718. For public business entities, this ASU should be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. We do not expect the adoption of ASU 2017-09 to have a material impact on our consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, "Earnings Per Share (Topic 260) (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception" ("ASU 2017-11"). The amendments require companies to disregard the down round feature when assessing whether the instrument is indexed to its own stock, for purposes of determining liability or equity classification. Companies that provide earnings per share (EPS) data will adjust their basic EPS calculation for the effect of the feature when triggered (i.e., when the exercise price of the related equity-linked financial instrument is adjusted downward because of the down round feature) and will also recognize the effect of the trigger within equity.  For public business entities, this ASU should be effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2018. We are currently evaluating the impact the adoption of ASU 2017-11 will have on the Company’s consolidated financial statements.

In September 2017, the FASB issued ASU 2017-13, “Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842)” ("ASU 2017-13"): Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments. The amendments in ASU 2017-13 amend the early adoption date option for certain companies related to the adoption of ASU 2014-09 and ASU 2016-02. The effective date is the same as the effective date and transition requirements for the amendments for ASU 2014-09 and ASU 2016-02.

In February 2018, the FASB issued ASU 2018-02, “Income Statement—Reporting Comprehensive Income (Topic 220)” ("ASU 2018-02"). The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this Update also require certain disclosures about stranded tax effects. Public business entities should apply the amendments in ASU 2018-02 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted. We are currently evaluating the impact of adopting ASU 2018-02 on the Company’s consolidated financial statements.

In July 2018, the FASB issued ASU 2018-11, “Leases (Topic 842): Targeted Improvements” ("ASU 2018-11").  The ASU provides (1) an optional transition method that entities can use when adopting ASC 842 and (2) a “practical expedient that permits lessors to not separate nonlease components from the associated lease component if certain conditions are met.”  The amendments in this Update related to separating components of a contract affect the amendments in Update 2016-02, which are not yet effective but can be early adopted. For public business entities, this Update is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.